Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Impairment losses
Minimum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	20.00%
Maximum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%